Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
Going Concern, Policy [Policy Text Block}
Going concern

According to Accounting Standards Codification (“ASC”)
205
-
40,
Presentation of Financial Statements - Going Concern
(“ASC
205
-
40”
), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern within one
year after the date that the financial statements are issued. This evaluation initially does not
take into consideration the potential mitigating effect of management's plans that have not
been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company's ability to continue as a going concern. The mitigating effect of management's plans, however, is only considered if both (
1
) it is probable that the plans will be effectively implemented within one
year after the date that the financial statements are issued, and (
2
) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. To date, the Company has no
product revenue and management expects operating losses to continue for the foreseeable future and has primarily funded these losses through equity financings. The Company incurred a net loss of
$63,821
during
2020
and has an accumulated deficit of
$277,818
as of
December 31, 2020.
Net cash used in operations was approximately
$43,745
for the year of
2020.
As of
December 31, 2020,
the Company had
$99,634
of net current assets and
$109,537
of cash and cash equivalents on hand.

Based on the Company's cash and cash equivalents on hand on
December 31, 2020,
management does
not
believe that there is substantial doubt about the Company's ability to continue as a going concern within one
year after the date these financial statements are issued.  These financial statements have been prepared on a going concern basis.

Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include, but are not
limited to, share-based compensation, clinical trial accruals, valuation allowance for deferred tax assets, estimating uncertain tax positions, measurement of right-of-use assets and lease liabilities, fair value of financial instruments and estimating of useful life for property and equipment. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and development (“R&D”) costs

The Company accounts for R&D costs in accordance with ASC
730,
Research and Development
. R&D costs primarily are comprised of costs incurred in performing research and development activities, including related personnel and consultant's salaries, benefits and related costs, raw materials and supplies to develop product candidates, patent-related costs incurred in connection with filing patent applications and external costs of outside vendors engaged to conduct clinical development activities and trials. The Company expenses R&D costs as they are incurred.

Costs incurred related to nonrefundable advance payments for goods or services that will be used in future research and development activities are deferred and capitalized. The capitalized amounts are expensed as R&D costs when the related goods are delivered or the services are performed, or when the Company does not
expect it will need the goods to be delivered or the services to be rendered.

Research Contract Costs and Accruals [Policy Text Block]
Research contract costs and accruals

The Company has entered into various research and development contracts with research institutions and other companies primarily in the PRC, the U.S., Ukraine and Australia. Related payments are recorded as research and development expenses and are expensed as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company's estimates. The Company's historical accrual estimates have not
been materially different from the actual costs.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation and transactions

Functional currency

The Company currently uses the U.S. dollar as the functional currency for all its entities, except for entities in the PRC, which adopt the RMB as their functional currency, and BeyondSpring Australia, which adopts the Australian dollar as the functional currency. The determination of the respective functional currency is based on the criteria of ASC
830,
Foreign Currency Matters
. The Company uses the U.S. dollar as its reporting currency.

Functional currency translation

For subsidiaries whose functional currencies are
not
the U.S. dollar, the Company uses the average exchange rate for the year and the exchange rate at the balance sheet date, to translate the operating results and financial position to U.S. dollar, the reporting currency, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with an original maturity date of three
months or less at the date of purchase to be cash equivalents.

Advances to Suppliers [Policy Text Block]
Advances to suppliers

Advances to suppliers consist of cash to contractors and vendors for services and materials that have not
been provided or received. Advances to suppliers are reviewed periodically to determine whether their carrying values have become impaired. The Company considers the assets to be impaired if it is doubtful that the services and materials will be or can be provided by the suppliers. As of
December 31, 2019,
and
2020,
there were
no
allowances provided.

Lessee, Leases [Policy Text Block]
Leases

Effective
January 1, 2019,
the Company adopted ASC
842,
Leases
(
“ASC842”
) using the modified retrospective transition approach and did not
restate comparative periods. The Company determines if an arrangement is a lease at inception. The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component based on the Company's policy election to combine lease and non-lease components for its leases. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC
842
-
20
-
25.
The Company's lease portfolio consists entirely of operating leases as of
December 31, 2020.
The Company's leases do
not
contain any material residual value guarantees or material restrictive covenants.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not
yet paid. Variable lease payments
not
dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Company's leases is not
typically readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may
contain options to extend the lease when it is reasonably certain that the Company will exercise that option.

Operating leases are included in operating lease right-of-use assets and lease liabilities on the consolidated balance sheets. Lease liabilities that become due within one
year of the balance sheet date are classified as current liabilities.

Leases with an initial lease term of
12
months or less are
not
recorded on the consolidated balance sheets. Lease expense for these leases is recognized on a straight-line basis over the lease term.

Government Grants [Policy Text Block]
Government grants

Government grants relating to assets are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the related assets. Government grants relating to income that involves no
conditions or continuing performance obligations of the Company are recognized as other income upon receipt.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Category	Estimated useful life

Office equipment (years)		5
Laboratory equipment (years)	2	-	5
Motor vehicles (years)		10
Leasehold improvements	Lower of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may
not
be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. For the years ended
December 31, 2018,
2019
and
2020,
the Company did
not
record any impairment losses on its long-lived assets.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value measurements

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
), in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2—Other inputs that are directly or indirectly observable in the marketplace.

•	Level 3—Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash and cash equivalents, due to related parties, accounts payable, redeemable noncontrolling interests, forward liability and long-term loans. The redeemable noncontrolling interests were initially recorded at issuance price net of issuance costs. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable noncontrolling interests to equal the redemption value at the end of each reporting period. The Company measures its forward liability at fair value on a recurring basis. Except for long-term loans, the carrying values of these financial instruments approximated their fair value due to their short-term nature as of
December 31, 2019
and
2020.

As of
December 31, 2019
and
2020,
the total carrying amount of long-term loans was
$1,436
and
$2,167,
compared with an estimated fair value of
$1,373
and
$2,136,
respectively. The fair value of the long-term debt is estimated by discounting cash flows using interest rates currently available for debts with similar terms and maturities (Level
2
fair value measurement).

Liabilities measured at fair value on a recurring basis as of
December
31,
2020
are summarized below:

	Fair value measurement at December 31, 2020 using
Recurring fair value measurement	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

Forward liability (Note 15)	278	-	-	278

The fair value of the forward liability is estimated by a discounted cash flow model considering the fair value of the underlying security at
December 31, 2020
and the agreed upon future issuance price per contract, the following table represents the assumptions used to estimate the fair value of the forward liability.

	Valuation technique	Unobservable inputs	Range
Forward liability	Discounted cash flow	Fair value of underlying security	2.65

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level
3
) for the periods presented.

Forward liability
$

Balance as of December 31, 2019	-
Recognized during the year	278
Gains or losses from changes in fair value	-

Balance as of December 31, 2020	278

Segment Reporting, Policy [Policy Text Block]
Segment and geographical information

The Company's chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence in accordance with ASC
280,
Segment Reporting
, the Company has only
one
reportable segment. The Company does
not
distinguish between markets or segments for the purpose of internal reporting.

The
Company had
no
revenue for the years ended
December 31, 2018
and
2019.
All of the Company's revenue was derived from the U.S. for the year ended
December 31, 2020.
The Company's long-lived assets by geographic area are presented as follows:

	December 31,
	2019	2020
Property and equipment, net:	$	$

PRC	52	45
U.S.	157	139

Total	209	184

Revenue [Policy Text Block]
Revenue recognition

Effective
January 1, 2018,
the Company adopted ASC
606,
Revenue from Contracts with Customers
(“ASC
606”
). Under ASC
606,
an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC
606,
the entity performs the following
five
steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five
-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC
606
at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity's performance and the customer's payment. Contract liabilities represent the excess of payments received as compared to the consideration, which are recorded as “Deferred revenue” on the consolidated balance sheets. The Company had no
contract assets for the periods presented.

Collaboration revenue

At contract inception, the Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC
808,
Collaborative Arrangements
(“ASC
808”
) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC
808
that contain multiple elements, the Company
first
determines which elements of the collaboration are deemed to be within the scope of ASC
808
and those that are more reflective of a vendor-customer relationship and therefore within the scope of ASC
606.
For elements of collaboration arrangements that are accounted for pursuant to ASC
808,
an appropriate recognition method is determined and applied consistently.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of the agreements, the Company performs the five
-step model under ASC
606
noted above.

The c
ollaborative arrangements
may
contain more than
one
unit of account, or performance obligation, including agreement to provide research and development services and other deliverables. The transaction price is generally comprised of an upfront payment due at contract inception and variable consideration in the form of payments for the Company's services and materials and milestone payments due upon the achievement of specified events. In general, the consideration allocated to the performance obligation is recognized when the obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not
constrained. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.

Research and Development Service:
Upfront non-refundable payment allocated to research and development services performance obligations is deferred and recognized as collaboration revenue overtime.

Milestone Payments:
At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not
occur, the associated milestone value is included in the transaction price. Due to the uncertainty involved in meeting these discovery or development-based targets, they are generally fully constrained at contract inception. The Company will assess whether the variable consideration is fully constrained each reporting period based on the facts and circumstances surrounding the discovery and clinical trials. Upon changes to constraint associated with the discovery or developmental milestones, variable consideration will be included in the transaction price when a significant reversal of revenue recognized is not
expected to occur.

Royalties:
For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Comprehensive Income, Policy [Policy Text Block]
Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company's comprehensive loss includes net loss and foreign currency translation adjustments.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not
that some portion or all of a deferred tax asset will
not
be realized.

In accordance with Accounting Standards Update (“ASU”)
No.
2015
-
17,
Income Taxes
(Topic
740
), all deferred income tax assets and liabilities are classified as non-current on the consolidated balance sheets.

The Company evaluates its uncertain tax positions using the provisions of ASC
740,
Income Taxes,
which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position which is “more likely than not”
to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty
percent likelihood of being realized upon settlement. It is the Company's policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Share-based Payment Arrangement [Policy Text Block]
Share-based compensation

Awards granted to employees

The Company applies ASC
718,
Compensation—Stock Compensation
(“ASC
718”
), to account for its employee share-based payments. In accordance with ASC
718,
the Company determines whether an award should be classified and accounted for as a liability award or equity award. Equity classified share-based awards to employees are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of share options is calculated using an option pricing model, and the grant date fair value of restricted shares is based on the quoted market price of the Company's ordinary shares. Liability classified awards are measured at the fair value of the award on the grant date and remeasured at each reporting period at fair value until the award is settled. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards for all employee equity awards granted with graded vesting based on service condition. The Company uses the accelerated method for all awards granted with graded vesting based on performance conditions. The Company elected to account for forfeitures in the period they occur as a reduction to expense.

Awards granted to non-employees

Prior to
January 1, 2019,
the Company accounted for equity instruments issued to non-employees in accordance with the provisions of ASC
718
and ASC
505,
 Equity
. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty's performance is completed as there is no
associated performance commitment. The expense is recognized in the same manner as if the Company had paid cash for the services provided by the non-employees in accordance with ASC
505
-
50,

Equity-based Payments to Non-Employees
. The Company estimated the fair value of share options granted to non-employees using the same method as employees.

Effective
January 1, 2019,
the Company adopted ASU
No.
2018
-
07,

Compensation—Stock Based Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting
 (“ASU
2018
-
07”
), and accounted for equity instruments issued to non-employees under the existing guidance of ASC
718.
The adoptions of ASU
2018
-
07
did
not
have material impact on the Company's consolidated financial statements.

Modification, replacements or cancellation of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. Cancellation of an award accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a modification of the terms of the cancelled award. Cancellation of an award without the concurrent grant or offer of a replacement award is treated as a settlement for no
consideration. There were
no
modifications to the awards for all periods presented, and
nil,
335,900
and
nil
share options were cancelled during the years ended
December 31, 2018,
2019
and
2020,
respectively.

Earnings Per Share, Policy [Policy Text Block]
Loss per share

Loss per share is calculated in accordance with ASC
260,
Earnings per Share
. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options and the vesting of restricted shares, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Company's consolidated statements of comprehensive loss.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company's cash and cash equivalents is held at financial institutions that management believes to be of high credit quality. As of
December 31, 2019
and
2020,
the majority of the cash and cash equivalents were held by financial institutions located in U.S. The Company has not
experienced any losses on cash and cash equivalents to date. The Company does not
believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company's future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in clinical research organizations; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company's ability to attract and retain employees necessary to support its growth. The Company's operations could be also adversely affected by significant political, economic and social uncertainties in the PRC.

Business risk

The Company relies on
third
parties to support clinical development activities, trials and the manufacturing process for product candidates. If these third
parties do
not
successfully carry out their contractual duties or meet expected deadlines, the Company may
not
be able to obtain regulatory approval for the Company's drug candidates and the Company's business could be substantially impacted. The Company's main activities are in U.S. and PRC.

Currency convertibility risk

The Company incurs portions of expenses in currencies other than the U.S. dollars, in particular, the RMB. On
January 1, 1994,
the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the “PBOC”). However, the unification of the exchange rates does not
imply that the RMB
may
be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From
July 21, 2005,
the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of RMB against the U.S. dollar was approximately
5.7%
for the year ended
December 31, 2018,
the depreciation of RMB against the U.S. dollar was approximately
1.3%
for the year ended
December 31, 2019,
and the appreciation of RMB against the U.S. dollar was approximately
6.3%
for the year ended
December 31, 2020,
respectively. It is difficult to predict how market forces or PRC or U.S. government policy may
impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollars for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of the U.S. dollar against the RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may
significantly reduce the U.S. dollar equivalent of the Company's earnings or losses.

Impact of COVID-19 [Policy Text Block]
Impact of COVID-
19

During the year ended
December
31,
2020,
the Company's operations has been affected by the COVID-
19
 pandemic. This has led to continuing impacts on the Company's operations, including the temporary closures of offices, quarantines of individuals, travel bans, delays in enrollments of patients in the Company's clinical trials in certain regions, and regulatory interactions and inspection.

There are still uncertainties of COVID-
19's
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-
19,
possibility of another wave in worldwide, the development and progress of distribution of COVID-
19
vaccine and other medical treatment, the potential change in user behavior, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition especially for small and medium enterprises, almost all of which are beyond the Company's control. As a result, certain of the Company's estimates and assumptions, including advances to supplier, prepaid expenses and other current assets, and long-lived assets subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

New accounting standards which have been adopted

In
June 2016,
the FASB issued ASU
2016
-
13,

Financial Instruments—Credit Losses.
The Credit Loss ASUs change the methodology to be used to measure credit losses for certain financial instruments and financial assets, including trade receivables. The new methodology requires the recognition of an allowance that reflects the current estimate of credit losses expected to be incurred over the life of the financial asset. This new standard also requires that credit losses related to available-for-sale debt securities be recorded as an allowance through net income rather than reducing the carrying amount under the current, other-than-temporary-impairment model. The Company adopted the standard on
January 1, 2020.
There was
no
material impact to the Company's financial position or results of operations upon adoption.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement
(Topic
820
):
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. The added disclosure requirements and the modified disclosure on the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented. All other changes to disclosure requirements in this update should be applied retrospectively to all periods presented upon their effective date. The Company adopted this standard on
January 1, 2020.
There was
no
material impact to the Company's financial position or results of operations upon adoption.

New accounting standards have
not
yet been adopted

In
December 2019,
the FASB issued ASU
2019
-
12,
Income Taxes
(Topic
740
):
Simplifying the Accounting for Income Taxes
. This update simplifies the accounting for income taxes as part of the FASB's overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC
740,
and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after
December 15, 2020,
and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Company is currently evaluating the impact on its financial statements of adopting this guidance.